Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2020
Trade payables and accrued liabilities
Trade payables and accrued liabilities

9.            Trade payables and accrued liabilities

	December 31,	December 31,
	2020	2019
Trade payables	$1,001,773	$535,048
Due to related parties (Note 19)	280,432	212,562
Accrued liabilities	2,179,134	894,350
	$3,461,339	$1,641,960